Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001938865
Document Type	6-K/A
Entity Registrant Name	TOP KINGWIN LTD
Amendment Description	This amendment to the Form 6-K (“Form 6-K/A”) is being filed to amend the Form 6-K initially filed by Top KingWin Ltd (the “Company”) with the Securities and Exchange Commission on September 30, 2024 (the “Original Form 6-K”). The Company is furnishing this Form 6-K/A to supplement its six-month unaudited interim consolidated financial statements with pertinent financial footnotes. Except as set forth in the foregoing, the Original Form 6-K is unchanged.
Amendment Flag	true
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31